Operating Expenses	6 Months Ended
Jun. 30, 2026
Operating Expenses [Abstract]
OPERATING EXPENSES
8	OPERATING EXPENSES

For the periods ended June 30, 2026 and 2025, expenses comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Cost of revenues	4,686,379	3,563,660	9,013,739	7,367,528
General and administrative expenses	7,397,955	5,496,617	14,883,003	12,184,292
Selling and marketing expenses	2,147,081	1,818,984	4,190,137	3,067,288
Research and development expenses	907,971	479,810	1,924,463	1,111,242
Total	15,139,386	11,359,071	30,011,342	23,730,350

For the periods ended June 30, 2026 and 2025, cost of revenues comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Personnel expenses	1,528,101	1,367,030	2,909,754	2,843,652
Rental vehicle maintenance and repair expense	445,067	270,212	766,111	466,647
Data cost expenses	878,639	408,369	1,670,995	767,983
Depreciation and amortization expense	522,201	705,151	1,215,817	1,596,492
Operating lease expense	263,061	344,773	526,516	656,362
Commission expenses	531,522	150,365	939,318	286,128
Other	517,788	317,760	985,228	750,264
Total	4,686,379	3,563,660	9,013,739	7,367,528

For the periods ended June 30, 2026 and 2025, general and administrative expenses comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Personnel expenses (*)	5,287,599	3,687,659	10,271,564	8,582,640
Consulting and legal expenses	927,554	878,242	2,311,430	1,783,094
Office expenses	297,917	181,382	532,069	365,900
Depreciation and amortization expense	115,705	101,089	276,168	199,074
Travelling expenses	53,338	76,138	160,303	126,420
Other	715,842	572,107	1,331,469	1,127,164
Total	7,397,955	5,496,617	14,883,003	12,184,292

(*)	The amount includes share-based compensation expense of US$4,625,921 for the six months ended June 30, 2026 (2025: US$4,730,277) and US$2,403,999 for the three months ended June 30, 2026 (2025: US$1,588,188), relating to various share awards granted to employees and non-employees.

For the periods ended June 30, 2026 and 2025, selling and marketing expenses comprised of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Social media expense	911,225	1,189,371	1,886,131	1,974,516
Advertising consulting expense	862,243	495,153	1,493,648	815,764
Promotion expense	16,936	52,488	28,246	86,554
Other	356,677	81,972	782,112	190,454
Total	2,147,081	1,818,984	4,190,137	3,067,288